Parent Company Information - Summary of Condensed Statements Of Cash Flows (Details) - Parent Company - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	₩ 1,438,866	₩ 1,379,415	₩ 745,987
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net	(92,785)	9,930	(274)
Net cash inflow from operating activities	1,346,081	1,389,345	745,713
Investing activities
Net payments to subsidiaries	(219,268)	(2,347,543)	(100,000)
Other investing activities, net	(39,477)	(146,477)	(200,609)
Net cash outflow from investing activities	(258,745)	(2,494,020)	(300,609)
Financing activities
Net increase (decrease) in borrowings	(100,000)	100,000	(298,321)
Increases in debentures	389,405	1,537,091	1,037,656
Repayments of debentures and lease liabilities	(970,535)	(940,610)	(868,723)
Issuance of hybrid securities	1,142,203	1,296,693	399,085
Cash dividends paid	(1,053,417)	(883,952)	(766,249)
Acquisition of treasury shares			(274,317)
Net cash inflow (outflow) from financing activities	(592,344)	1,109,222	(770,869)
Net increase (decrease) in cash and cash equivalents	494,992	4,547	(325,765)
Cash and cash equivalents as of January 1	23,081	18,534	344,299
Cash and cash equivalents as of December 31	₩ 518,073	₩ 23,081	₩ 18,534